Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Deferred tax assets:
Compensation	$ 9,022	$ 15,716
Accrued expenses	4,647	6,875
Foreign tax credits	8,654	7,679
Tax attribute carryforwards	2,016	1,987
Derivatives	938	2,698
Foreign currency	5,443	10,414
Deferred revenue	2,653	4,455
Deferred tax assets	33,373	49,824
Valuation allowance	(4,088)	(4,207)
Net deferred tax assets	29,285	45,617
Deferred tax liabilities:
Property	(91,730)	(136,831)
Intangibles	(12,353)	(13,671)
Deferred tax liabilities	(104,083)	(150,502)
Net deferred tax liability	$ (74,798)	$ (104,885)